Balance Sheets (Parentheticals)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SFr / shares
Common shares, par value (in Francs per share) | SFr / shares		SFr 0.02		SFr 0.02
Common shares, issued	35,671,780		32,428,893
Common shares, outstanding	35,671,780		32,428,893
Treasury shares, par value (in Francs per share) | SFr / shares		SFr 0.02		SFr 0.02
Treasury shares, shares issued	3,242,887		0
Treasury shares, shares outstanding	3,242,887		0
Related Party
Accounts payable, related party (in Dollars) | $	$ 265,864		$ 53,365
Related party short-term loan (in Dollars) | $	1,633,746		0
Other accrued liabilities, related party (in Dollars) | $	$ 0		$ 4,107